Revenue from Service Contracts - Summary of Revenue from Service Contracts by Service Lines and Reporting Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 8,566	$ 8,343
Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	348	344
Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	840	848
Asia [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31	22
Canada [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,212	1,233
Canada [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	160	161
U.S. [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,302	1,368
U.S. [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	147	156
Other revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,218	7,999
Other revenue [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,567	3,222
Other revenue [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,036	3,075
Other revenue [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,615	1,702
Other revenue [member] | Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	809	826
Other revenue [member] | Asia [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	328	351
Other revenue [member] | Asia [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	226	206
Other revenue [member] | Asia [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	255	269
Other revenue [member] | Canada [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,052	1,072
Other revenue [member] | Canada [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	149	137
Other revenue [member] | Canada [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	854	871
Other revenue [member] | Canada [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	49	64
Other revenue [member] | U.S. [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,155	1,212
Other revenue [member] | U.S. [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	521	569
Other revenue [member] | U.S. [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17	17
Other revenue [member] | U.S. [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	617	626
Global wealth and asset management [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,468	5,160
Global wealth and asset management [member] | Other revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,468	5,160
Global wealth and asset management [member] | Other revenue [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,805	2,397
Global wealth and asset management [member] | Other revenue [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,939	1,978
Global wealth and asset management [member] | Other revenue [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	724	785
Corporate and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(256)	(266)
Corporate and other [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10	5
Corporate and other [member] | Other revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(266)	(271)
Corporate and other [member] | Other revenue [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(236)	(232)
Corporate and other [member] | Other revenue [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		3
Corporate and other [member] | Other revenue [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ (30)	$ (42)